Document and Entity Information	May 15, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001831097
Document Type	8-K
Document Period End Date	May 15, 2023
Entity Registrant Name	agilon health, inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40332
Entity Tax Identification Number	37-1915147
Entity Address, Address Line One	6210 E Hwy 290
Entity Address, Address Line Two	Suite 450
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78723
City Area Code	(562)
Local Phone Number	256-3800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	AGL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false